INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount	$ 867,394	$ 1,002,854
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, percent	100.00%
Net operating loss carryforward	$ 850,000
Deferred tax assets, tax credit carryforwards	$ 6,000,000.0